N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Cornerstone
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone | DelawareIvyScienceandTechnologyFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Delaware Ivy Science & Technology Fund - Class Y
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(32.41%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Premier Solutions Cornerstone | FederatedHermesTotalReturnBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond Fund - Class A*
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(12.97%)
Average Annual Total Returns, 5 Years [Percent]	0.33%
Average Annual Total Returns, 10 Years [Percent]	1.23%
Premier Solutions Cornerstone | GoldmanSachsCoreFixedIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core Bond
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	0.89%
Premier Solutions Cornerstone | GoldmanSachsHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Goldman Sachs High Yield Fund - Class A*
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.75%
Premier Solutions Cornerstone | PIMCOTotalReturnESGFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US FundIntermediate Core-Plus Bond
Portfolio Company Name [Text Block]	PIMCO Total Return ESG Fund - Admin Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Premier Solutions Cornerstone | PioneerFundamentalGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(20.77%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	12.94%